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[ Janus letterhead ]


October 24, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   JANUS ADVISER SERIES (the "Registrant")
      1933 Act File No. 333-33978
      1940 Act File No. 811-09885

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find soliciting material pursuant to Rule 14a-12 relating to the preliminary proxy statement filed with the Securities and Exchange Commission on September 22, 2005.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

Please call me at (303) 336-7823 with any questions or comments.

Very truly yours,

/s/ Richard C. Noyes

Richard C. Noyes
Associate Counsel

Enc.

cc:   Cindy Antonson
      Donna Brungardt
      Stephanie Grauerholz-Lofton, Esq.
      Larry Greene, Esq.
      Kelley Abbott Howes, Esq.